Share Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 25, 2015	Sep. 26, 2014	Sep. 27, 2013	Sep. 17, 2012
Share-based Compensation Arrangement by Share-based Payment Award
Recognized related tax benefit associated with share-based compensation arrangement	$ 18	$ 25	$ 20
Selling, General and Administrative Expenses
Share-based Compensation Arrangement by Share-based Payment Award
Total share based compensation cost recognized	57	72	63
Restructuring and Asset Impairments Charges, net
Share-based Compensation Arrangement by Share-based Payment Award
Total share based compensation cost recognized	2	0	0
Total Share-Based Compensation Costs Included in Continuing Operations
Share-based Compensation Arrangement by Share-based Payment Award
Total share based compensation cost recognized	$ 59	$ 72	$ 63
2012 Plan
Share-based Compensation Arrangement by Share-based Payment Award
Maximum common shares to be issued as awards				50,000,000
Minimum Margin of decrease in total number of common shares remaining available for grant	3.32
Shares available for future grant	32,000,000
Share Options
Share-based Compensation Arrangement by Share-based Payment Award
Award vesting period	4 years
Expiration period	10 years